Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue Disaggregation
A.    Revenue disaggregation

For the six-month periods ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	96,756,643	—	—	75,731,697	65,649,467	—	811,609	Ps.	238,949,416
Other	36,025,623		—	—	—	13,092,036	—	222,843	49,340,502
Europe	34,799,292		—	—	—	9,149,300	—	—	43,948,592
Local	72,828		321,497,210	247,635	—	150,467,243	439	10,902,580	483,187,935
Total	Ps.	167,654,386	321,497,210	247,635	75,731,697	238,358,046	439	11,937,032	Ps.	815,426,445
2023
United States	Ps.	136,012,733	—	—	81,871,944	68,962,617	—	869,253	Ps.	287,716,547
Other	39,759,687		—	—	—	5,264,697	—	40,520	45,064,904
Europe	33,896,770		—	—	—	2,573,765	—	—	36,470,535
Local	552,684		391,764,574	884,275	—	61,040,076	457	9,101,787	463,343,853
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	Ps.	832,595,839
Major products and services
2024
Crude oil	Ps.	167,581,559	—	—	—	5,465,724	—	—	Ps.	173,047,283
Gas	59,629		27,504,727	—	—	8,865,441	—	—	36,429,797
Refined petroleum products	—		284,534,147	—	53,347,376	220,926,956	—	—	558,808,479
Other	—		9,281,667	—	22,384,132	2,190,121	—	11,922,829	45,778,749
Services	13,198		176,669	247,635	189	909,804	439	14,203	1,362,137
Total	Ps.	167,654,386	321,497,210	247,635	75,731,697	238,358,046	439	11,937,032	Ps.	815,426,445
2023
Crude oil	Ps.	210,131,099	—	—	—	1,955,375	—	—	Ps.	212,086,474
Gas	77,596		31,648,990	—	2,439,805	17,270,489	—	—	51,436,880
Refined petroleum products	—		357,716,951	—	539,640	117,146,844	—	—	475,403,435
Other	—		2,233,988	—	78,892,499	455,897	—	9,983,763	91,566,147
Services	13,179		164,645	884,275	—	1,012,550	457	27,797	2,102,903
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	Ps.	832,595,839
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	167,641,188	314,036,908	247,635	75,731,508	237,448,242	—	11,922,829	Ps.	807,028,310
Products and services transferred over the time	13,198		7,460,302	—	189	909,804	439	14,203	8,398,135
Total	Ps.	167,654,386	321,497,210	247,635	75,731,697	238,358,046	439	11,937,032	Ps.	815,426,445
2023
Products transferred at a point in time	Ps.	210,208,695	381,329,360	884,275	81,871,944	136,828,605	—	9,983,763	Ps.	821,106,642
Products and services transferred over the time	13,179		10,435,214	—	—	1,012,550	457	27,797	11,489,197
Total	Ps.	210,221,874	391,764,574	884,275	81,871,944	137,841,155	457	10,011,560	Ps.	832,595,839

For the three-month periods ended June 30,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	48,224,823	—	—	36,444,125	32,925,569	—	340,753	Ps.	117,935,270
Other	17,168,338		—	—	—	8,191,343	—	109,926	25,469,607
Europe	14,963,126		—	—	—	4,181,483	—	—	19,144,609
Local	32,633		163,006,359	125,330	—	80,945,403	229	2,868,626	246,978,580
Total	Ps.	80,388,920	163,006,359	125,330	36,444,125	126,243,798	229	3,319,305	Ps.	409,528,066
2023
United States	Ps.	69,342,075	—	—	43,120,332	34,568,985	—	400,358	Ps.	147,431,750
Other	22,290,415		—	—	—	3,245,955	—	27,773	25,564,143
Europe	18,818,524		—	—	—	1,858,790	—	—	20,677,314
Local	502,029		178,889,860	938,914	—	34,264,175	225	5,888,446	220,483,649
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	Ps.	414,156,856
Major products and services
2024
Crude oil	Ps.	80,356,287	—	—	—	1,671,627	—	—	Ps.	82,027,914
Gas	25,571		10,779,929	—	—	3,039,975	—	—	13,845,475
Refined petroleum products	—		142,925,672	—	24,604,116	118,997,748	—	—	286,527,536
Other	—		9,171,086	—	11,839,820	2,120,968	—	3,312,152	26,444,026
Services	7,062		129,672	125,330	189	413,480	229	7,153	683,115
Total	Ps.	80,388,920	163,006,359	125,330	36,444,125	126,243,798	229	3,319,305	Ps.	409,528,066
2023
Crude oil	Ps.	110,912,923	—	—	—	1,274,349	—	—	Ps.	112,187,272
Gas	33,701		13,975,569	—	2,439,805	6,791,280	—	—	23,240,355
Refined petroleum products	—		164,464,485	—	(34,383,489)	65,086,715	—	—	195,167,711
Other	—		328,284	—	75,064,238	283,020	—	6,308,660	81,984,202
Services	6,419		121,522	938,914	(222)	502,541	225	7,917	1,577,316
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	Ps.	414,156,856
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	80,381,858	160,964,803	125,330	36,443,936	125,830,318	—	3,312,152	Ps.	407,058,397
Products and services transferred over the time	7,062		2,041,556	—	189	413,480	229	7,153	2,469,669
Total	Ps.	80,388,920	163,006,359	125,330	36,444,125	126,243,798	229	3,319,305	Ps.	409,528,066
2023
Products transferred at a point in time	Ps.	110,946,624	225,728,523	938,914	43,120,554	73,435,364	—	6,308,660	Ps.	460,478,639
Products and services transferred over the time	6,419		(46,838,663)	—	(222)	502,541	225	7,917	(46,321,783)
Total	Ps.	110,953,043	178,889,860	938,914	43,120,332	73,937,905	225	6,316,577	Ps.	414,156,856

Schedule of Nature and Timing of Satisfaction of Performance Obligation
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.